UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22551

NYLI MACKAY DEFINEDTERM

MUNICIPAL OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

30 Hudson Street

Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

FORM N-CSR

Item 1.	Reports to Stockholders.

NYLI MacKay DefinedTerm Muni Opportunities Fund

Semiannual Report
Unaudited | November 30, 2025 | NYSE Symbol MMD
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Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

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Certain material in this report may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results or events related to the Fund, market or regulatory developments. The views expressed herein are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed herein are subject to change at any time based upon economic, market, or other conditions and the Fund undertakes no obligation to update the views expressed herein.

Fund Performance and Statistics (Unaudited)
Performance data quoted represents past performance of Common shares of the Fund. Past performance is no guarantee of future results. Because of market volatility and other factors, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate. For performance information current to the most recent month-end, please visit newyorklifeinvestments.com/mmd.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the sale of Fund shares.
Average Annual Total Returns for the Period Ended November 30, 2025*
	Six Months[1]	One Year	Five Years	Ten Years
Net Asset Value (“NAV”)[2]	6.75%	0.74%	0.21%	3.50%
Market Price[2]	5.41	(2.64)	(2.22)	3.14
Bloomberg Municipal Bond Index[3]	5.16	2.64	0.91	2.41
Morningstar Muni National Long Category Average[4]	6.82	(0.36)	(0.24)	2.32

*	Returns for indices reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
1.	Not annualized.
2.	Total returns assume dividends and capital gains distributions are reinvested.
3.	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
4.	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
4	NYLI MacKay DefinedTerm Muni Opportunities Fund

Fund Statistics as of November 30, 2025 (Unaudited)
NYSE Symbol	MMD	Premium/Discount [1]	(9.07)%
CUSIP	56064K100	Total Net Assets (millions)	$308.5
Inception Date	6/26/2012	Total Managed Assets (millions)[2]	$471.2
Market Price	$14.94	Leverage [3]	34.09%
NAV	$16.43	Percent of AMT Bonds[4]	9.88%

1.	Premium/Discount is the percentage (%) difference between the market price and the NAV. When the market price exceeds the NAV, the Fund is trading at a premium. When the market price is less than the NAV, the Fund is trading at a discount.
2.	“Managed Assets” is defined as the Fund’s total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any Preferred shares issued).
3.	Leverage is based on the use of proceeds received from tender option bond transactions, issuance of Preferred shares, funds borrowed from banks or other institutions or derivative transactions, expressed as a percentage of Managed Assets.
4.	Alternative Minimum Tax (“AMT”) is a separate tax computation under the Internal Revenue Code that, in effect, eliminates many deductions and credits and creates a tax liability for an individual who would otherwise pay little or no tax, expressed as a percentage of Managed Assets.

Portfolio Composition as of November 30, 2025† (Unaudited)
California	12.7%
Illinois	12.3
New York	10.7
Puerto Rico[1]	8.4
Pennsylvania	6.2
Texas	5.4
Colorado	3.9
Florida	3.4
U.S. Virgin Islands	3.2
South Carolina	3.1
Nevada	3.1
Michigan	3.0
New Jersey	2.7
Virginia	2.5
New Hampshire	2.3
Nebraska	2.2
Wisconsin	2.2
West Virginia	1.9%
Delaware	1.9
Ohio	1.3
Kentucky	1.3
Guam	1.0
Massachusetts	0.8
Arkansas	0.7
Utah	0.6
District of Columbia	0.5
Montana	0.4
Arizona	0.3
Alabama	0.2
Short–Term Investment	0.3
Other Assets, Less Liabilities	1.5
100.0%
†	As a percentage of Managed Assets.
1.	As of November 30, 2025, 25.0% of the Puerto Rico municipal securities held by the Fund were insured and all bonds continue to pay full principal and interest.
See Portfolio of Investments beginning on page 7 for specific holdings within these categories. The Fund's holdings are subject to change.

Top Ten Holdings and/or Issuers Held as of November 30, 2025 (excluding short-term investments)# (Unaudited)
1.	Chicago Board of Education, 5.75%-7.00%, due 4/1/34–12/1/46
2.	Los Angeles Department of Water And Power, 5.00%, due 7/1/48
3.	Pennsylvania Economic Development Financing Authority, 5.75%, due 12/31/62 (a)
4.	Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40
5.	Las Vegas Valley Water District, 5.00%, due 6/1/53
6.	City of Chicago, 5.50%-6.00%, due 1/1/38–1/1/49
7.	Sales Tax Securitization Corp., 5.25%, due 1/1/48 (a)
8.	City & County of Denver, 5.50%, due 12/1/49
9.	Southern California Public Power Authority, 5.25%, due 7/1/50 (a)
10.	New Hampshire Business Finance Authority, 6.89%, due 4/1/34

#	Some of these holdings have been transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(a)	Municipal security may feature credit enhancements, such as bond insurance.

Credit Quality as of November 30, 2025^ (Unaudited)
^ As a percentage of total investments.
Ratings apply to the underlying portfolio of bonds held by the Fund and are rated by an independent rating agency, such as Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. If the ratings provided by the ratings agencies differ, the higher rating will be utilized. If only one rating is provided, the available rating will be utilized. Securities that are unrated by the rating agencies are reflected as such in the breakdown. Unrated securities do not necessarily indicate low quality. S&P rates borrowers on a scale from AAA to D. AAA through BBB- represent investment grade, while BB+ through D represent non-investment grade.

6	NYLI MacKay DefinedTerm Muni Opportunities Fund

Portfolio of Investments November 30, 2025†(Unaudited)
	Principal Amount	Value
Municipal Bonds 150.3%
Alabama 0.3% (0.2% of Managed Assets)
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	$ 1,000,000	$ 1,002,674
Arizona 0.5% (0.3% of Managed Assets)
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	1,455,000	1,454,820
Arkansas 1.0% (0.7% of Managed Assets)
City of Hot Springs, Wastewater, Revenue Bonds
Series B, Insured: BAM
4.375%, due 12/1/50	3,215,000	3,127,161
California 19.4% (12.7% of Managed Assets)
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue Bonds
Series A
5.50%, due 12/1/54	3,000,000	3,006,865
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	2,500,000	2,259,200
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/39	115,000	119,145
Los Angeles Department of Water And Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/48 (b)	15,000,000	15,173,421
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/47 (c)	3,055,000	3,061,565
	Principal Amount	Value
California
San Diego County Regional Airport Authority, Revenue Bonds
Series A
5.00%, due 7/1/56 (b)	$ 5,500,000	$ 5,666,191
Series B
5.00%, due 7/1/46 (c)	3,250,000	3,327,873
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.50%, due 5/1/55 (b)(c)	6,000,000	6,456,565
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.25%, due 7/1/50 (b)	10,000,000	10,650,505
Trustees of The California State University, Systemwide, Revenue Bonds
Series A
5.25%, due 11/1/53 (b)	8,780,000	9,435,345
Upland Community Facilities District No. 2016-1, Improvement Area No. 2, Special Tax
Series B
3.25%, due 9/1/30	925,000	833,607
		59,990,282
Colorado 5.9% (3.9% of Managed Assets)
City & County of Denver, School District No. 1, Revenue Bonds
Series C, Insured: State Aid Withholding
5.50%, due 12/1/49 (b)	10,000,000	11,069,912
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,950,000	3,960,203
Sterling Ranch Community Authority Board, Metropolitan District No. 2, Revenue Bonds
Series A, Insured: BAM
4.25%, due 12/1/50	3,250,000	3,315,000
		18,345,115

Portfolio of Investments November 30, 2025†(Unaudited) (continued)
	Principal Amount	Value
Delaware 2.9% (1.9% of Managed Assets)
Delaware Transportation Authority, U.S. 301 Project, Revenue Bonds
5.00%, due 6/1/55	$ 8,787,000	$ 8,787,576
District of Columbia 0.8% (0.5% of Managed Assets)
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AG
6.50%, due 10/1/41 (d)	2,400,000	2,475,216
Florida 5.2% (3.4% of Managed Assets)
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (c)	4,500,000	4,540,984
County of Lee, Airport, Revenue Bonds
5.25%, due 10/1/49 (c)	10,200,000	10,596,845
Hillsborough County Port District, Tampa Port Authority Project, Revenue Bonds
Series B
5.00%, due 6/1/46 (c)	1,000,000	1,012,599
		16,150,428
Guam 1.5% (1.0% of Managed Assets)
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,725,000	4,755,504
Illinois 18.8% (12.3% of Managed Assets)
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/34	8,000,000	8,195,871
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series A
7.00%, due 12/1/44	2,880,000	2,880,000
Series A
7.00%, due 12/1/46 (a)	4,000,000	4,109,194
Series B
7.00%, due 12/1/42 (a)	3,500,000	3,618,573
City of Chicago, Unlimited General Obligation
Series A
5.50%, due 1/1/49	5,000,000	4,940,027
	Principal Amount	Value
Illinois
City of Chicago, Unlimited General Obligation (continued)
Series A
6.00%, due 1/1/38	$ 6,215,000	$ 6,338,999
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 6/15/57	4,665,000	4,592,678
Sales Tax Securitization Corp., Revenue Bonds
Series C, Insured: BAM
5.25%, due 1/1/48 (b)	11,000,000	11,224,952
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/50	3,000,000	3,229,442
State of Illinois, Unlimited General Obligation
5.50%, due 5/1/39 (b)	8,380,000	8,919,182
		58,048,918
Kentucky 2.0% (1.3% of Managed Assets)
Kentucky Bond Development Corp., Kentucky Communications Network Authority, Revenue Bonds
Insured: BAM
5.00%, due 9/1/44 (b)	5,975,000	6,171,361
Massachusetts 1.2% (0.8% of Managed Assets)
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program, Revenue Bonds
Series A
5.00%, due 6/1/53 (b)	3,535,000	3,679,523
Michigan 4.6% (3.0% of Managed Assets)
Michigan Finance Authority, Bronson Health Care Group, Inc., Revenue Bonds
Series A
5.00%, due 5/15/54	5,000,000	5,010,287

8	NYLI MacKay DefinedTerm Muni Opportunities Fund

	Principal Amount	Value
Michigan (continued)
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (c)	$ 1,540,000	$ 1,541,918
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44 (b)	7,000,000	7,720,609
		14,272,814
Montana 0.7% (0.4% of Managed Assets)
County of Gallatin, Bozeman Fiber Project, Revenue Bonds
Series B
(zero coupon), due 10/15/55 (a)(d)	2,865,000	2,029,566
Nebraska 3.4% (2.2% of Managed Assets)
Airport Authority of the City of Omaha, Airport Facilities, Revenue Bonds
Insured: AG
5.25%, due 12/15/49 (b)	10,000,000	10,471,636
Nevada 4.7% (3.1% of Managed Assets)
Las Vegas Valley Water District, Water, Unlimited General Obligation
Series A
5.00%, due 6/1/53 (b)	11,000,000	11,471,921
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/40	2,915,000	3,008,547
		14,480,468
New Hampshire 3.5% (2.3% of Managed Assets)
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	10,000,000	10,645,888
New Jersey 4.1% (2.7% of Managed Assets)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
5.25%, due 9/15/29	3,530,000	3,534,608
	Principal Amount	Value
New Jersey
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	$ 3,400,000	$ 3,420,180
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	4,595,000	4,747,074
Series BB
4.00%, due 6/15/44	1,000,000	958,115
		12,659,977
New York 16.3% (10.7% of Managed Assets)
Dormitory Authority of the State of New York, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54 (b)	9,535,000	10,252,468
Metropolitan Transportation Authority, Revenue Bonds
Series C-1
5.25%, due 11/15/56	7,100,000	7,128,712
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,000,000	5,000,018
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.50%, due 8/1/52 (b)	10,000,000	10,595,790
State of New York Dormitory Authority, Personal Income Tax, General Purpose, Revenue Bonds
Series A
5.00%, due 3/15/41 (b)	9,450,000	10,123,151
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 11/15/49 (b)	7,000,000	7,224,393
		50,324,532

Portfolio of Investments November 30, 2025†(Unaudited) (continued)
	Principal Amount	Value
Ohio 2.0% (1.3% of Managed Assets)
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.50%, due 1/1/55 (c)	$ 5,000,000	$ 5,293,058
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.25%, due 1/1/52	1,000,000	1,006,196
		6,299,254
Pennsylvania 9.5% (6.2% of Managed Assets)
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/42 (a)	9,110,000	9,151,626
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AG
5.75%, due 12/31/62 (b)	12,465,000	13,227,989
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Revenue Bonds
5.25%, due 6/1/43 (b)	6,500,000	6,984,822
		29,364,437
Puerto Rico 12.9% (8.4% of Managed Assets)
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	7,885,000	7,993,231
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	8,500,000	8,494,805
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/33	2,500,000	2,623,709
Series A
5.00%, due 7/1/47	5,000,000	4,921,917
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	755,000	757,023
	Principal Amount	Value
Puerto Rico
Puerto Rico Municipal Finance Agency, Revenue Bonds (continued)
Series A, Insured: AG
5.00%, due 8/1/30	$ 1,685,000	$ 1,689,827
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	2,500,000	2,494,189
Series A-2
4.329%, due 7/1/40	10,940,000	10,670,671
		39,645,372
South Carolina 4.8% (3.1% of Managed Assets)
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series E, Insured: AG
5.75%, due 12/1/52 (b)	8,500,000	9,186,921
Spartanburg Regional Health Services District Hospital, Revenue Bonds
Series A
5.00%, due 4/15/48	5,500,000	5,559,146
		14,746,067
Texas 8.3% (5.4% of Managed Assets)
City of Georgetown, Utility System, Revenue Bonds
Insured: AG
5.25%, due 8/15/52 (b)	7,500,000	7,831,002
Horizon Regional Municipal Utility District, Unlimited General Obligation
Insured: BAM
2.00%, due 2/1/35	1,510,000	1,252,956
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52 (b)	4,000,000	4,344,065
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)(c)	10,000,000	10,424,281
West Harris County Regional Water Authority, Revenue Bonds
Insured: AG
5.50%, due 12/15/50	1,580,000	1,701,012
		25,553,316

10	NYLI MacKay DefinedTerm Muni Opportunities Fund

	Principal Amount	Value
U.S. Virgin Islands 5.0% (3.2% of Managed Assets)
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	$ 1,570,000	$ 1,639,105
Series A
5.00%, due 10/1/32	1,570,000	1,659,118
Series A
5.00%, due 10/1/39	4,710,000	4,889,979
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	2,450,000	2,450,615
Series A
5.00%, due 10/1/32	2,425,000	2,425,477
Series A, Insured: AG-CR
5.00%, due 10/1/32	2,200,000	2,206,456
		15,270,750
Utah 0.9% (0.6% of Managed Assets)
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.50%, due 7/1/53 (c)	300,000	314,586
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/52	2,750,000	2,329,179
		2,643,765
Virginia 3.8% (2.5% of Managed Assets)
Hampton Roads Transportation Accountability Commission, Roads Transportation Fund, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/60 (b)	10,000,000	10,363,463
Virginia College Building Authority, Regent University Project, Revenue Bonds
6.00%, due 6/1/50	1,250,000	1,335,897
		11,699,360
West Virginia 3.0% (1.9% of Managed Assets)
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.375%, due 9/1/53	4,500,000	4,770,350
	Principal Amount	Value
West Virginia
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds (continued)
Series B
6.00%, due 9/1/48	$ 4,000,000	$ 4,374,792
		9,145,142
Wisconsin 3.3% (2.2% of Managed Assets)
Public Finance Authority, CHF - Wilmington LLC, Revenue Bonds
Insured: AG
5.00%, due 7/1/58	1,295,000	1,293,039
Public Finance Authority, Lindenwood Education System, Revenue Bonds
Series B
6.00%, due 6/1/27 (a)	3,000,000	3,015,590
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds
Series A
5.00%, due 10/1/39 (a)	5,750,000	5,858,637
		10,167,266
Total Municipal Bonds (Cost $453,705,195)		463,408,188

	Shares
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5% (0.3% of Managed Assets)
Dreyfus Government Cash Management - Institutional Shares
3.863% (e)	1,604,724	1,604,724
Total Short-Term Investment (Cost $1,604,724)		1,604,724
Total Investments (Cost $455,309,919)	150.8%	465,012,912
Floating Rate Note Obligations (f)	(52.1)	(160,660,000)
Other Assets, Less Liabilities	1.3	4,105,244
Net Assets Applicable to Common Shares	100.0%	$ 308,458,156

Portfolio of Investments November 30, 2025†(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets applicable to Common shares.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of November 30, 2025.
(e)	Current yield as of November 30, 2025.
(f)	Face value of Floating Rate Notes issued in TOB transactions.
"Managed Assets" is defined as the Fund’s total assets minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $471,235,917 as of November 30, 2025.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MTA—Metropolitan Transportation Authority

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$ —	$ 463,408,188	$ —	$ 463,408,188
Short-Term Investment
Unaffiliated Investment Company	1,604,724	—	—	1,604,724
Total Investments in Securities	$ 1,604,724	$ 463,408,188	$ —	$ 465,012,912

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The Fund holds liabilities in floating rate obligations, which are not reflected in the table above. The fair value of the Fund's liability for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in the Notes to Financial Statements (See Note 2(G)).
12	NYLI MacKay DefinedTerm Muni Opportunities Fund

Statement of Assets and Liabilities as of November 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $455,309,919)	$465,012,912
Receivables:
Interest	7,713,177
Other assets	4,134
Total assets	472,730,223
Liabilities
Payable for Floating Rate Note Obligations	160,660,000
Payables:
Manager (See Note 3)	209,095
Professional fees	125,182
Transfer agent	10,296
Custodian	5,145
Shareholder communication	797
Trustees	277
Accrued expenses	16,747
Interest expense and fees payable	2,117,761
Common share dividend payable	1,126,767
Total liabilities	164,272,067
Net assets applicable to Common shares	$308,458,156
Common shares outstanding	18,779,453
Net asset value per Common share (Net assets applicable to Common shares divided by Common shares outstanding)	$ 16.43
Net Assets Applicable to Common Shares Consist of
Common shares, $0.001 par value per share, unlimited number of shares authorized	$ 18,779
Additional paid-in-capital	385,958,405
385,977,184
Total distributable earnings (loss)	(77,519,028)
Net assets applicable to Common shares	$308,458,156
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended November 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$11,618,204
Expenses
Manager (See Note 3)	1,406,329
Interest expense and fees	2,648,441
Professional fees	136,803
Shareholder communication	29,539
Transfer agent	17,598
Custodian	14,222
Trustees	4,073
Miscellaneous	40,942
Total expenses before waiver/reimbursement	4,297,947
Expense waiver/reimbursement from Manager (See Note 3)	(140,633)
Net expenses	4,157,314
Net investment income (loss)	7,460,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(1,675,861)
Net change in unrealized appreciation (depreciation) on investments	13,790,688
Net realized and unrealized gain (loss)	12,114,827
Net increase (decrease) in net assets to Common shares resulting from operations	$19,575,717
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay DefinedTerm Muni Opportunities Fund

Statements of Changes in Net Assets
for the six months ended November 30, 2025 (Unaudited) and the year ended May 31, 2025
	Six months ended November 30, 2025	Year ended May 31, 2025
Increase (Decrease) in Net Assets Applicable to Common Shares
Operations:
Net investment income (loss)	$ 7,460,890	$ 14,367,039
Net realized gain (loss)	(1,675,861)	3,974,087
Net change in unrealized appreciation (depreciation)	13,790,688	(17,479,783)
Net increase (decrease) in net assets applicable to Common shares resulting from operations	19,575,717	861,343
Distributions to Common shareholders	(6,760,603)	(15,544,623)
Return of capital	—	(720,785)
Total distributions to Common shareholders	(6,760,603)	(16,265,408)
Cost of shares repurchased and retired through tender offer	—	(154,509,566)
Net increase (decrease) in net assets applicable to Common shares	12,815,114	(169,913,631)
Net Assets Applicable to Common Shares
Beginning of period	295,643,042	465,556,673
End of period	$308,458,156	$ 295,643,042
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Cash Flows
for the six-month period ended November 30, 2025 (Unaudited)
Cash Flows From (Used in) Operating Activities:
Net increase (decrease) in net assets resulting applicable to Common shares resulting from operations	$ 19,575,717
Adjustments to reconcile net increase (decrease) in net assets applicable to Common shares from operations to net cash from (used in) operating activities
Investments purchased	(34,149,290)
Investments sold and maturities of investments	44,308,429
Amortization (accretion) of discount and premium, net	5,142,515
Increase in interest receivable	(327,689)
Decrease in other assets	21,984
Decrease in investment securities purchased payable	(3,115,140)
Decrease in professional fees payable	(30,973)
Decrease in custodian payable	(3,110)
Increase in shareholder communication payable	692
Increase in due to trustees	277
Decrease in due to manager	(7,522)
Decrease in due to transfer agent	(2,808)
Increase in accrued expenses	16,416
Increase in interest expense and fees payable	70,932
Net realized loss from investments	1,675,861
Net change in unrealized (appreciation) depreciation on investments	(13,790,688)
Net cash from (used in) operating activities	19,385,603
Cash Flows From (Used in) Financing Activities:
Proceeds from floating rate note obligations	11,000,000
Payments on floating rate note obligations	(23,625,000)
Cash distributions paid, net of change in Common share dividend payable	(6,760,603)
Net cash used in financing activities	(19,385,603)
Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$ —
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay DefinedTerm Muni Opportunities Fund

Financial Highlights selected per share data and ratios
	Six months ended November 30,	Year Ended May 31,
	2025 *	2025	2024	2023	2022	2021
Net asset value at beginning of period applicable to Common shares	$ 15.74	$ 16.67	$ 16.98	$ 18.27	$ 21.26	$ 19.79
Net investment income (loss)	0.40	0.62	0.50	0.53	0.93	1.01
Net realized and unrealized gain (loss)	0.65	(0.83)	(0.04)	(0.83)	(2.90)	1.48
Total from investment operations	1.05	(0.21)	0.46	(0.30)	(1.97)	2.49
Less distributions:
From net investment income	(0.36)	(0.69)	(0.77)	(0.99)	(1.02)	(1.02)
Return of capital	—	(0.03)	—	—	—	—
Total dividends and distributions to Common shareholders	(0.36)	(0.72)	(0.77)	(0.99)	(1.02)	(1.02)
Net asset value at end of period applicable to Common shares	$ 16.43	$ 15.74	$ 16.67	$ 16.98	$ 18.27	$ 21.26
Market price at end of period applicable to Common shares	$ 14.94	$ 14.52	$ 16.20	$ 17.00	$ 18.80	$ 22.89
Total investment return on market price (a)	5.41%	(6.19)%	(0.11)%	(4.16)%	(13.62)%	14.79%
Total investment return on net asset value (a)	6.75%	(1.41)%	2.76%	(1.49)%	(9.68)%	12.82%
Ratios (to average net assets of Common shareholders)/ Supplemental Data:
Net investment income (loss)	4.95%††	3.72%	2.98%	3.09%	4.56%	4.88%
Net expenses (including interest expense and fees)	2.76%††	2.72%	2.88%	2.89%	1.79%	1.64%
Expenses (before waiver/reimbursement)	2.85%††	2.75%	2.88%	2.89%	1.79%	1.64%
Interest expense and fees (b)	1.76%††	1.75%	1.92%	1.84%	0.76%	0.61%
Portfolio Turnover Rate	7%(c)	56%(c)	32%(c)	42%(c)	46%	20%
Net assets applicable to Common shareholders at end of period (in 000’s)	$ 308,458	$ 295,643	$ 465,557	$ 473,941	$ 508,811	$ 590,652

*	Unaudited.
††	Annualized.
(a)	Total investment return on market price is calculated assuming a purchase of a Common share at the market price on the first day and a sale on the last day business day of each month. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return on net asset value reflects the changes in net asset value during each period and assumes the reinvestment of dividends and distributions at net asset value on the last business day of each month. This percentage may be different from the total investment return on market price, due to differences between the market price and the net asset value. For periods less than one year, total investment return is not annualized.
(b)	Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(G)) and the issuance of fixed rate municipal term preferred shares, where applicable, for the six months ended November 30, 2025 and for years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
NYLI MacKay DefinedTerm Muni Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on April 20, 2011, pursuant to an agreement and declaration of trust, which was most recently amended and restated on December 3, 2024 (“Declaration of Trust’’). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a “diversified”, closed-end management investment company, as those terms are defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund first offered Common shares through an initial public offering on June 26, 2012.
Pursuant to the terms of the Declaration of Trust, the Fund will commence the process of liquidation and dissolution at the close of business on December 31, 2036, the Termination Date, unless otherwise extended by a majority of the Board. During the six-month period preceding the Termination Date or Extended Termination Date (as defined below), the Board may, without shareholder approval unless such approval is required by the 1940 Act, cause the Fund to (i) merge or consolidate the Fund so long as the surviving or resulting entity is an open-end registered investment company, as defined by the 1940 Act, or is a series thereof, that is managed by the same investment adviser which serves as the investment adviser to the Fund at that time or is an affiliate of such investment adviser; or (ii) convert the Fund from a closed-end company into an open-end registered investment company. Upon liquidation and termination of the Fund, shareholders will receive an amount equal to the Fund’s NAV at that time, which may be greater or less than the price at which Common shares were issued. The Fund’s investment objectives and policies are not designed to return to investors who purchased Common shares in the initial offering of such shares their initial investment on the Termination Date and such initial investors may receive more or less than their original investment upon termination.
Prior to the commencement of the six-month period preceding the Termination Date, a majority of the Board may approve an extension of the dissolution date of the Fund to a date after the Termination Date for a period of not more than two years or such shorter time as may be determined (the “Extended Termination Date”), upon a determination that taking such actions as described in (i) or (ii) above would not, given prevailing market conditions, be in the best interests of the Fund’s shareholders. The Termination Date may be extended one or more times by the Board prior to the first business day of the sixth month before the next occurring Extended Termination Date.
The Fund's primary investment objective is to seek current income exempt from regular U.S. Federal income taxes (but which may be includable in taxable income for the purpose of the Federal alternative minimum tax). Total return is a secondary objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical

18	NYLI MacKay DefinedTerm Muni Opportunities Fund

investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of November 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended November 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are

Notes to Financial Statements (Unaudited) (continued)
marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Common Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Dividends and distributions are determined in accordance with federal income tax regulations and may differ from determinations using GAAP. For information on the Fund’s dividend reinvestment plan, please see page 25.
(D) Security Transactions and Investment Income. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased by the Fund, other than temporary cash investments that mature in 60 days or less at the time of purchase, are accreted and amortized, respectively, using the effective interest rate method.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E)  Expenses.   The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations. Certain expenses of the Fund are allocated in proportion to other funds within the New York Life Investments Group of Funds.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
(H) Tender Option Bonds. The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to the Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals. The Fund may not invest more than 5% of its Managed

20	NYLI MacKay DefinedTerm Muni Opportunities Fund

Assets (as defined in Note 3(A)) in any single TOB Issuer. The Fund may invest in both TOB Floaters and TOB Residuals issued by the same TOB Issuer.
Typically, a fund serves as the sponsor of the TOB issuer (“Fund-sponsored TOB”). Under this structure, a fund establishes, structures and “sponsors” the TOB Issuer in which it holds TOB Residuals. The Fund uses this or a similar structure for any TOB in which it invests. In connection with Fund-sponsored TOBs, the fund sponsoring the Fund-sponsored TOB (“Fund Sponsor”) may contract with a third-party to perform some or all of the Fund Sponsor’s duties as sponsor. Regardless of whether the Fund Sponsor delegates any of its sponsorship duties to a third party, the Fund Sponsor’s expanded role under the Fund-sponsored TOB structure may increase the Fund Sponsor’s operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, the Fund Sponsor itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund Sponsor may be required to undertake could include reporting and recordkeeping obligations under the Internal Revenue Code and federal securities laws and contractual obligations with other TOB service providers. The Fund may serve as a Fund Sponsor to a Fund-sponsored TOB. If the Fund serves as a Fund Sponsor, it would be subject to the obligations discussed above and the risks attendant to such obligations.
Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the Fund Sponsor and then issues TOB Floaters to third party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.
For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.
The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual).
To the extent that the remarketing agent and/or the liquidity provider is a banking entity, the TOB may face heightened liquidity risks due to restrictions applicable to banking entities under the Volcker Rule. The Volcker Rule generally prohibits banking entities from engaging in proprietary trading or from acquiring or retaining an ownership interest in, or sponsoring, a hedge fund or private equity fund (a “Covered Fund”). TOB Issuers are often structured as a Covered Fund, and therefore, a banking entity that is a remarketing agent would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to

Notes to Financial Statements (Unaudited) (continued)
purchase the tendered TOB Floaters. The TOB Issuer, not the Fund Sponsor or the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund Sponsor and the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider. If a TOB Issuer in which the Fund invests experiences adverse events in connection with a failed remarketing of TOB Floaters or a liquidity shortfall, the Fund would experience a loss.
For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented in the Fund’s Portfolio of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates their fair value of the floating rate notes. Interest income from the Underlying Securities are recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees” in the Statement of Operations.
At November 30, 2025, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters were as follows:
Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$218,669,469	$160,660,000
During the six-month period ended November 30, 2025, the Fund's average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:
Average Floating Rate Note Obligations Outstanding	Daily Weighted Average Interest Rate
$162,780,328	1.63%
(I) Statement of Cash Flows. The cash amount shown in the Fund’s Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and restricted cash, if any, as of November 30, 2025.
(J) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of November 30, 2025, that represent 12.9% of the Fund’s net assets, of which 25.0% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between

22	NYLI MacKay DefinedTerm Muni Opportunities Fund

New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.60% of the “Managed Assets”. Managed Assets is defined as the Fund’s total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any Preferred shares issued).
New York Life Investments has agreed to voluntarily waive 0.06% of the Fund’s management fee for a one-year period from December 31, 2024, until December 31, 2025. As a result of the waiver, the Fund’s net management fee, which is applied to Managed Assets, will be reduced from 0.60% to 0.54% for the period.
During the six-month period ended November 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,406,329 and paid the Subadvisor in the amount of $632,848.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAV of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAV, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Transfer, Dividend Disbursing and Shareholder Servicing Agent. Computershare Trust Company, N.A. (“Computershare”), P.O. Box 43078, Providence, RI 02940-3078, is the Fund’s transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between the Fund and Computershare.
Note 4-Federal Income Tax
As of November 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$294,452,321	$10,957,163	$(1,254,560)	$9,702,603
As of May 31, 2025, for federal income tax purposes, capital loss carryforwards of $76,690,372, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$43,722	$32,968
During the year ended May 31, 2025 the tax character of distributions paid to Common shareholders (as reflected in the Statements of Changes in Net Assets) was as follows:
2025
Distributions paid from:
Ordinary Income	$ 359,415
Return of Capital	720,785
Exempt Interest Dividends	15,185,208
Total	$16,265,408
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Purchases and Sales of Securities (in 000’s)
During the six-month period ended November 30, 2025, purchases and sales of securities, other than short-term securities, were $34,149 and $44,308, respectively.
Note 7–Capital Share Transactions
During the six-month period ended November 30, 2025, there were no capital share transactions. Transactions in capital shares for the year ended May 31, 2025, were as follows:
Common Shares	Shares	Amount
Year ended May 31, 2025:
Shares repurchased and retired through tender offer(a)	(9,147,341)	$(154,509,566)

(a)	Tender offer price on expiration date November 14, 2024, was $16.89 per Common share and represented approximately 32.8% of the Fund's Common shares outstanding.
Note 8–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments

Notes to Financial Statements (Unaudited) (continued)
within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 9–Subsequent Events
In connection with the preparation of the financial statements of the Fund for the six-month period ended November 30, 2025, events and transactions subsequent to November 30, 2025, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
On October 1, 2025, the Fund declared a dividend in the amount of $0.06 per Common share, payable on January 2, 2026, to shareholders of record on December 15, 2025.
On January 2, 2026, the Fund declared dividends to Common shareholders for the upcoming quarter as shown in the following schedule:
Month	Ex-Date	Record Date	Payable Date	Amount
January	1/15/2026	1/15/2026	2/2/2026	$0.065
February	2/13/2026	2/13/2026	3/2/2026	$0.065
March	3/16/2026	3/16/2026	4/1/2026	$0.065
24	NYLI MacKay DefinedTerm Muni Opportunities Fund

Dividend Reinvestment Plan (Unaudited)
Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”) shareholders whose shares are registered in their own name may “opt-in” to the Plan and elect to reinvest all or a portion of their distributions in the Common shares by providing the required enrollment notice to Computershare Trust Company, N.A., the Plan Administrator (“Plan Administrator”). Shareholders whose shares are held in the name of a broker or other nominee may have distributions reinvested only if such a service is provided by the broker or the nominee or if the broker or the nominee permits participation in the Plan. Shareholders whose shares are held in the name of a broker or other nominee should contact the broker or nominee for details. A shareholder may terminate participation in the Plan at any time by notifying the Plan Administrator before the record date of the next distribution through the Internet, by telephone or in writing. All distributions to shareholders who do not participate in the Plan, or have elected to terminate their participation in the Plan, will be paid by check mailed directly to the record holder by or under the direction of the Plan Administrator when the Fund declares a distribution.
When the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan (i.e., those holders of Common shares who (“opt-in”) will receive the equivalent in Common shares. The Common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price per Common share plus estimated per share fees, which include any brokerage commissions the Plan Administrator is required to pay, is equal to or greater than the NAV per Common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common share on the payment date; provided that, if the NAV is less or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common share on the payment date. If, on the payment date for any Dividend, the NAV per Common share is greater than the closing market value plus estimated per share fees, the Plan Administrator will invest the Dividend amount in Common shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common share exceeds the NAV per Common shares, the average per Common share purchase price paid by the Plan
Administrator may exceed the NAV of the Common shares, resulting in the acquisition of fewer Common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common share at the close of business on the Last Purchase Date provided that, if the NAV per Common share is less than or equal to 95% of the then current market price per Common share; the dollar amount of the Dividend will be divided by 95% of the market price per Common share on the payment date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no charges with respect to Common shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common shares or in cash. The Plan Administrator’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant will pay a per share fee incurred (currently $0.05) in connection with Open-Market Purchases. The reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “U.S. Federal Income Tax Matters.” Participants that request a sale of shares through the Plan Administrator are subject to a $2.50 sales fee and a $0.15 per share sold fee. All per share fees include any brokerage commission the Plan Administrator is required to pay.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., by telephone (855) 456-9683, through the internet at www.computershare.com/investor or in writing to P.O. Box 43078, Providence, RI 02940-3078.

Proxy Results
The Annual Meeting of Shareholders was held on October 1, 2025, to elect two Class I Trustees of the Fund by shareholders of record as on July 7, 2025. Listed below are the results of this voting.
Trustees	Votes For	Votes Against	Total Votes
Susan B. Kerley	15,522,089	568,749	16,090,838
Jacques P. Perold	15,350,233	740,605	16,090,838
Proxy Voting Policies and Procedures and Proxy Voting Record
The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. A description of the policies and procedures that are used to vote proxies relating to portfolio securities of the Fund is available free of charge upon request by calling 800-624-6782 or visiting the SEC’s website at www.sec.gov. The most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-624-6782; visiting newyorklifeinvestments.com; or visiting the SEC’s website at www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Fund is required to file its complete schedule of portfolio holdings with the SEC 60 days after its first and third fiscal quarter on Form N-PORT. The Fund's holdings report is available free of charge upon request by calling New York Life Investments at 800-624-6782.
26	NYLI MacKay DefinedTerm Muni Opportunities Fund

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Manager
New York Life Investment Management LLC
New York, New York
Subadvisor
MacKay Shields LLC1
New York, New York
Legal Counsel
Dechert LLP
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Transfer, Dividend Disbursing and Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
(855) 456-9683
newyorklifeinvestments.com/mmd
1. An affiliate of New York Life Investment Management LLC.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.
5013532REG006-26	MSMHI10-01/26
(NYLIM) NL265

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 1.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)   Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits.

(a) (1)	Code of Ethics

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYLI MACKAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date: February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date: February 2, 2026

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date: February 2, 2026